DIRECTORS LOAN (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
DIRECTORS LOAN
Interest on loan	$ 100,000	$ 99,000
Amortization of transaction costs	34,678	181,357
Total	$ 134,678	$ 280,357